RELATED PARTY TRANSACTIONS Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Salaries and other benefits	$ 7.1	$ 5.4
Share-based payments	4.4	3.6
Key management personnel compensation	$ 11.5	$ 9.0